Short Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2018
Short Term Liabilities to Banks and Others [Abstract]
SHORT TERM LIABILITIES TO BANKS AND OTHERS

Note 12:- short term Liabilities to banks and others

	December 31,
	2018
	Interest rate		December 31,
	%	Currency	2018	2017

Bank credit	2-3.1	NIS	$736	$947
Bank credit	US Prime -0.2	USD	2,362	2,125
Short-term bank loans	1.7-2.5	NIS	1,068	22,910
Current maturities of long-term loans from banks and other financial institutions (Note 14)	2.5-5.81	NIS	65,453	42,839
Current maturities of long-term loans from banks (Note 14)	Libor +2.2	NIS (Linked to USD)	836	862
Short-term interest on long-term loans from other financial institutions(1)	2.6-5.5	NIS	725	1,136
Total			$71,180	$70,819